Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2020
Legal Proceedings and Contingent Liabilities
Commitments and contingent liabilities

29 Commitments and contingent liabilities

	2020	2019	2018
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	689	396	586

Guarantees and contingencies arising in the ordinary course of business, for which no security has been given, are not expected to result in any material financial loss.

Research and development collaboration payments

The Group has various ongoing collaborations, including in-licensing and similar arrangements with development partners. Such collaborations may require the Group to make payments on achievement of stages of development, launch or revenue milestones, although the Group generally has the right to terminate these agreements at no cost. The Group recognises research and development milestones as an intangible asset once it is committed to payment, which is generally when the Group reaches set trigger points in the development cycle. Revenue-related milestones are recognised as intangible assets on product launch at a value based on the Group’s long-term revenue forecasts for the related product. The table below indicates potential development and revenue-related payments that the Group may be required to make under such collaborations.

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	11,067	549	2,372	1,954	6,192
Future potential revenue milestone payments	12,263	48	178	1,247	10,790

The table includes all potential payments for achievement of milestones under ongoing research and development arrangements. Revenue-related milestone payments represent the maximum possible amount payable on achievement of specified levels of revenue as set out in individual contract agreements, but exclude variable payments that are based on unit sales (e.g. royalty-type payments) which are expensed as the associated sale is recognised. The table excludes any payments already capitalised in the Financial Statements for the year ended 31 December 2020.

The future payments we disclose represent contracted payments and, as such, are not discounted and are not risk-adjusted. As detailed in the Risk section from page [254], the development of any pharmaceutical product candidate is a complex and risky process that may fail at any stage in the development process due to a number of factors (including items such as failure to obtain regulatory approval, unfavourable data from key studies, adverse reactions to the product candidate or indications of other safety concerns). The timing of the payments is based on the Group’s current best estimate of achievement of the relevant milestone.

Environmental costs and liabilities

The Group’s expenditure on environmental protection, including both capital and revenue items, relates to costs that are necessary for implementing internal systems and programmes, and meeting legal and regulatory requirements for processes and products. This includes investment to conserve natural resources and otherwise minimise the impact of our activities on the environment.

They are an integral part of normal ongoing expenditure for carrying out the Group’s research, manufacturing and commercial operations and are not separated from overall operating and development costs. There are no known changes in legal, regulatory or other requirements resulting in material changes to the levels of expenditure for 2018, 2019 or 2020.

In addition to expenditure for meeting current and foreseen environmental protection requirements, the Group incurs costs in investigating and cleaning up land and groundwater contamination. In particular, AstraZeneca has environmental liabilities at some currently or formerly owned, leased and third-party sites.

In the US, Zeneca Inc., and/or its indemnitees, have been named as potentially responsible parties (PRPs) or defendants at a number of sites where Zeneca Inc. is likely to incur future environmental investigation, remediation, operation and maintenance costs under federal, state, statutory or common law environmental liability allocation schemes (together, US Environmental Consequences). Similarly, Stauffer Management Company LLC (SMC), which was established in 1987 to own and manage certain assets of Stauffer Chemical Company acquired that year, and/or its indemnitees, have been named as PRPs or defendants at a number of sites where SMC is likely to incur US Environmental Consequences.

AstraZeneca has also given indemnities to third parties for a number of sites outside the US. These environmental liabilities arise from legacy operations that are not currently part of the Group’s business and, at most of these sites, remediation, where required, is either completed or in progress. AstraZeneca has made provisions for the estimated costs of future environmental investigation, remediation, operation and maintenance activity beyond normal ongoing expenditure for maintaining the Group’s R&D and manufacturing capacity and product ranges; where a present obligation exists, it is probable that such costs will be incurred and they can be estimated reliably. With respect to such estimated future costs, there were provisions at 31 December 2020 in the aggregate of $100m (2019: $96m; 2018: $97m), mainly relating to the US. Where we are jointly liable or otherwise have cost-sharing agreements with third parties, we reflect only our share of the obligation. Where the liability is insured in part or in whole by insurance or other arrangements for reimbursement, an asset is recognised to the extent that this recovery is virtually certain.

It is possible that AstraZeneca could incur future environmental costs beyond the extent of our current provisions. The extent of such possible additional costs is inherently difficult to estimate due to a number of factors, including: (i) the nature and extent of claims that may be asserted in the future; (ii) whether AstraZeneca has or will have any legal obligation with respect to asserted or unasserted claims; (iii) the type of remedial action, if any, that may be selected at sites where the remedy is presently not known; (iv) the potential for recoveries from or allocation of liability to third parties; and (v) the length of time that the environmental investigation, remediation and liability allocation process can take. As per our accounting policy on page [186], provisions for these costs are made when there is a present obligation and where it is probable that expenditure on remedial work will be required and a reliable estimate can be made of the cost. Notwithstanding and subject to the foregoing, we estimate the potential additional loss for future environmental investigation, remediation, remedial operation and maintenance activity above and beyond our provisions to be, in aggregate, between $95m and $158m (2019: $86m and $143m; 2018: $71m and $118m), which relates mainly to the US.

Legal proceedings

AstraZeneca is involved in various legal proceedings considered typical to its business, including actual or threatened litigation and actual or potential government investigations relating to employment matters, product liability, commercial disputes, pricing, sales and marketing practices, infringement of IP rights, and the validity of certain patents and competition laws. The more significant matters are discussed below.

Most of the claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

Unless specifically identified below that a provision has been taken, AstraZeneca considers each of the claims to represent a contingent liability and discloses information with respect to the nature and facts of the cases in accordance with IAS 37.

There is one matter, which is considered probable that an outflow will be required, but for which we are unable to make an estimate of the possible loss or range of possible losses at this stage.

We do not believe that disclosure of the amounts sought by plaintiffs, if known, would be meaningful with respect to these legal proceedings. This is due to a number of factors, including (i) the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; (ii) the entitlement of the parties to an action to appeal a decision; (iii) clarity as to theories of liability, damages and governing law; (iv) uncertainties in timing of litigation; and (v) the possible need for further legal proceedings to establish the appropriate amount of damages, if any.

While there can be no assurance regarding the outcome of any of the legal proceedings referred to in this Note 29, based on management’s current and considered view of each situation, we do not currently expect them to have a material adverse effect on our financial position including within the next financial year. This position could of course change over time, not least because of the factors referred to above.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal (or other similar forms of relief), or where a loss is probable and we are able to make a reasonable estimate of the loss, we generally indicate the loss absorbed or make a provision for our best estimate of the expected loss.

Where it is considered that the Group is more likely than not to prevail, legal costs involved in defending the claim are charged to profit as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, and we consider recovery to be virtually certain, the best estimate of the amount expected to be received is recognised as an asset.

Assessments as to whether or not to recognise provisions or assets, and of the amounts concerned, usually involve a series of complex judgements about future events and can rely heavily on estimates and assumptions. AstraZeneca believes that the provisions recorded are adequate based on currently available information and that the insurance recoveries recorded will be received. However, given the inherent uncertainties involved in assessing the outcomes of these cases, and in estimating the amount of the potential losses and the associated insurance recoveries, we could in the future incur judgments or insurance settlements that could have a material adverse effect on our results in any particular period.

IP claims include challenges to the Group’s patents on various products or processes and assertions of non-infringement of patents. A loss in any of these cases could result in loss of patent protection on the related product. The consequences of any such loss could be a significant decrease in Product Sales, which could have a material adverse effect on our results. The lawsuits filed by AstraZeneca for patent infringement against companies that have filed ANDAs in the US, seeking to market generic forms of products sold by the Group prior to the expiry of the applicable patents covering these products, typically also involve allegations of non-infringement, invalidity and unenforceability of these patents by the ANDA filers. In the event that the Group is unsuccessful in these actions or the statutory 30-month stay expires before a ruling is obtained, the ANDA filers involved will also have the ability, subject to FDA approval, to introduce generic versions of the product concerned.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Over the course of the past several years, including in 2020, a significant number of commercial litigation claims in which AstraZeneca is involved have been resolved, particularly in the US, thereby reducing potential contingent liability exposure arising from such litigation. Similarly, in part due to patent litigation and settlement developments, greater certainty has been achieved regarding possible generic entry dates with respect to some of our patented products. At the same time, like other companies in the pharmaceutical sector and other industries, AstraZeneca continues to be subject to government investigations around the world.

Patent litigation

Tagrisso

US patent proceedings

In February 2020, in response to Paragraph IV notices from multiple abbreviated new drug application (ANDA) filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that a generic version of Tagrisso, if approved and marketed, would infringe a US Orange Book-listed Tagrisso patent. The trial is scheduled for May 2022.

Faslodex

US patent proceedings

AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to four patents listed in the FDA Orange Book with reference to Faslodex after receiving a number of Paragraph IV notices relating to multiple ANDAs or NDAs submitted pursuant to 21 U.S.C. § 355(b)(2) seeking FDA approval to market generic versions of Faslodex prior to the expiration of AstraZeneca’s patents. In July 2016, AstraZeneca settled one of these, the lawsuit brought against Sandoz, Inc. (Sandoz), and the District Court entered a consent judgment, which included an injunction preventing Sandoz from launching a generic fulvestrant product until March 2019, or earlier in certain circumstances. Between 2016 and 2020, AstraZeneca resolved all of the remaining lawsuits, and the District Court also entered consent judgments ending those lawsuits.

Farxiga

US patent proceedings

In 2018, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that Zydus’ generic version of Farxiga, if approved and marketed, would infringe patents listed in the FDA Orange Book with reference to Farxiga. Proceedings are ongoing and trial is scheduled for May 2021.

Patent proceedings outside the US

In Canada, in January 2021, Sandoz Canada Inc. served three Notices of Allegation on AstraZeneca alleging invalidity and/or non-infringement of all three patents listed on the Canadian Patent Register in relation to Forxiga. AstraZeneca is considering its response.

Brilinta

US patent proceedings

In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (the District Court) relating to patents listed in the FDA Orange Book with reference to Brilinta. In 2020, AstraZeneca entered into three separate settlements and the District Court entered consent judgments to dismiss each of the corresponding litigations. Additional proceedings are ongoing in the District Court. No trial date has been set.

Roxadustat

Patent proceedings outside the US

In Canada, in May 2018, Akebia Therapeutics, Inc. filed an impeachment action in the Federal Court of Canada alleging invalidity of several of FibroGen, Inc.’s (FibroGen) method of use patents (Canadian Patent Nos. 2467689; 2468083; and 2526496) related to HIF prolylhydroxylase inhibitors. AstraZeneca is the exclusive licensee of FibroGen in Canada. AstraZeneca and FibroGen are defending the action. A trial is scheduled to begin on 15 February 2021.

Symbicort

US patent proceedings

In October 2018, AstraZeneca initiated ANDA litigation against Mylan Pharmaceuticals Inc. (Mylan) and subsequently against 3M Company (3M) in the US District Court for the Northern District of West Virginia. In the action, AstraZeneca alleges that the defendants’ generic versions of Symbicort, if approved and marketed, would infringe various AstraZeneca patents. Mylan and 3M alleged that their proposed generic medicines do not infringe the asserted patents and/or that the asserted patents are invalid and/or unenforceable. In July 2020, AstraZeneca added Kindeva Drug Delivery L.P. (Kindeva) as a defendant in the case. In September 2020, Mylan, 3M and Kindeva stipulated to patent infringement to the extent that the asserted patent claims are found to be valid and enforceable, but reserved the right to seek a vacatur of the stipulation if the U.S. Court of Appeals for the Federal Circuit reverses or modifies the District Court’s claim construction. In October 2020, following a stipulation by AstraZeneca, 3M and Kindeva, 3M was dismissed from the action. The trial of the matter was held in October 2020 and closing argument was held in January 2021. A decision is awaited.

Daliresp

US patent proceedings

In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to patents listed in the FDA Orange Book with reference to Daliresp. In 2020, AstraZeneca entered into a settlement and the District Court entered a consent judgment to dismiss the corresponding litigation. Additional proceedings are ongoing in the District Court. No trial date has been set.

Movantik

US patent proceedings

In March 2020, Aether Therapeutics, Inc. filed a patent infringement lawsuit in the US District Court for the District of Delaware against AstraZeneca, Nektar Therapeutics and Daiichi Sankyo, Inc., relating to Movantik. A trial has been set for March 2023.

Onglyza

Patent proceedings outside the US

In Canada, in November 2019, Sandoz Canada Inc. sent a Notice of Allegation to AstraZeneca challenging the validity of Canadian substance Patent No. 2402894 (expiry March 2021) (the ‘894 patent) and formulation Patent No. 2568391 (expiry May 2025) related to Onglyza. AstraZeneca commenced an action in response related to the ‘894 patent in January 2020. A trial date has been set for October 2021.

Enhertu

US patent proceedings

In October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited in the US District Court for the Eastern District of Texas alleging that Enhertu infringes US Patent No. 10,808,039 (the ‘039 patent). AstraZeneca Pharmaceuticals LP co-commercialises Enhertu with Daiichi Sankyo, Inc. in the US. A claim construction hearing has been scheduled for August 2021 and a trial has been scheduled for April 2022.

In November 2020, AstraZeneca, Daiichi Sankyo Company, Limited and Daiichi Sankyo, Inc. filed a complaint against Seagen in the US District Court for the District of Delaware seeking a declaratory judgment that plaintiffs do not infringe the ‘039 patent. On 18 December 2020, Seagen filed a motion seeking to stay or dismiss this action.

On 23 December 2020, AstraZeneca and Daiichi Sankyo, Inc. filed a post grant review petition with the US Patent and Trademark Office alleging, inter alia, that the ‘039 patent is invalid for lack of written description and enablement. In January 2021, AstraZeneca and Daiichi Sankyo, Inc filed a second post grant review petition with the US Patent and Trademark Office extending its challenge to additional claims in the ‘039 patent. A decision on institution of these petitions is expected in July 2021.

Product liability litigation

Farxiga (dapagliflozin) and Xigduo XR (dapagliflozin/metformin HCl)

In several jurisdictions in the US, AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including diabetic ketoacidosis and kidney failure, from treatment with Farxiga and/or Xigduo XR. In April 2017, the Judicial Panel on Multidistrict Litigation ordered transfer of any currently pending cases as well as of any similar, subsequently filed cases to a co-ordinated and consolidated pre-trial multidistrict litigation proceeding in the US District Court for the Southern District of New York. All of these claims have been resolved or dismissed, and the MDL has been administratively closed.

In addition, in several jurisdictions in the US, AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including Fournier's Gangrene and necrotising fasciitis, from treatment with Farxiga and/or Xigduo XR. A majority of these claims are filed in Delaware state court and remain pending.

Byetta/Bydureon

In the US, Amylin Pharmaceuticals, LLC, a wholly owned subsidiary of AstraZeneca, and/or AstraZeneca are among multiple defendants in various lawsuits filed in federal and state courts involving claims of physical injury from treatment with Byetta and/or Bydureon. The lawsuits allege several types of injuries including pancreatitis, pancreatic cancer, thyroid cancer, and kidney cancer. A multidistrict litigation was established in the US District Court for the Southern District of California (the District Court) in regard to the alleged pancreatic cancer cases in federal courts. Further, a coordinated proceeding has been established in Los Angeles (the California Court), California in regard to the various lawsuits in California state courts. In November 2015, the District Court granted the defendants’ motion for summary judgment and dismissed all claims alleging pancreatic cancer that accrued prior to 11 September 2015. In November 2017, the US Court of Appeals for the Ninth Circuit vacated the District Court’s order and remanded for further discovery. In November 2018, the Court of Appeals for the State of California annulled the judgment from the California state coordinated proceeding and remanded for further discovery. In October and December 2020, the District Court and the California Court jointly heard oral argument on a renewed motion filed by Defendants seeking summary judgment and dismissal of all claims. That motion remains pending.

Onglyza and Kombiglyze

In the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In February 2018, the Judicial Panel on Multidistrict Litigation ordered the transfer of various pending federal actions to the US District Court for the Eastern District of Kentucky (District Court) for consolidated pre-trial proceedings with the federal actions pending in the District Court. The previously disclosed California State Court coordinated proceeding remains pending in California.

Nexium and Losec/Prilosec

U.S. proceedings

In the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. The vast majority of those lawsuits relate to allegations of kidney injuries. In particular, in May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a coordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes. A trial in the MDL has been scheduled for November 2021. In addition to the MDL cases, there are cases filed in several state courts around the US; a trial in Delaware state court has been scheduled for February 2022.

In addition, AstraZeneca has been defending lawsuits involving allegations of gastric cancer following treatment with PPIs. All but one of these claims is filed in the MDL. One claim is filed in the US District Court for the Middle District of Louisiana, where the court has scheduled a trial for March 2022.

Canada proceedings

In Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits seek authorisation to represent individual residents in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec. In August 2019, the third lawsuit, filed in Quebec, was dismissed.

Commercial litigation

Amplimmune

In the US, in June 2017, AstraZeneca was served with a lawsuit filed by the stockholders’ agents for Amplimmune, Inc. (Amplimmune) in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to a 2013 merger agreement between AstraZeneca and Amplimmune. A trial of the matter was held in February and post-trial oral argument was heard in August 2020. In November 2020, the Court decided in AstraZeneca’s favour and subsequently entered a Final Judgment as to all pending claims in favour of AstraZeneca. In December 2020, the plaintiffs filed an appeal to the Delaware Supreme Court.

Array BioPharma

In the US, in December 2017, AstraZeneca was served with a complaint filed in New York State court by Array BioPharma, Inc. (Array) alleging breaches of contractual obligations relating to a 2003 collaboration agreement between AstraZeneca and Array. In June 2020, an appeal court denied AstraZeneca’s motion for an early dismissal of the case, allowing the case to continue towards trial. No trial date has been set.

Ocimum lawsuit

In the US, in December 2017, AstraZeneca was served with a complaint filed by Ocimum Biosciences, Ltd. (Ocimum) in the Superior Court for the State of Delaware that alleges, among other things, breaches of contractual obligations and misappropriation of trade secrets, relating to a now terminated 2001 licensing agreement between AstraZeneca and Gene Logic, Inc. (Gene Logic), the rights to which Ocimum purports to have acquired from Gene Logic. In December 2019, the court granted AstraZeneca’s motion for summary judgment and dismissed the case. Ocimum has appealed to the Delaware Supreme Court.

Seroquel XR (Antitrust Litigation)

In the US in 2019, AstraZeneca was named in several related complaints brought in the US District Court for the Southern District of New York, including several putative class action lawsuits that were purportedly brought on behalf of classes of direct purchasers or end payors of Seroquel XR, that allege AstraZeneca and generic drug manufacturers violated antitrust laws when settling patent litigation related to Seroquel XR. In August 2020, the Court granted AstraZeneca’s motions to transfer all such lawsuits to the US District Court for the District of Delaware.

Anti-Terrorism Act Civil Lawsuit

In the US, in July 2020, the US District Court for the District of Columbia granted AstraZeneca’s and certain other pharmaceutical and/or medical device companies’ motion and dismissed a lawsuit filed by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2011, which had alleged that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health. The plaintiffs are appealing the District Court’s order dismissing the litigation.

AZD1222 Securities Litigation

In January 2021, putative securities class action lawsuits were filed in the US District Court for the Southern District of New York against AstraZeneca PLC and certain officers, on behalf of purchasers of AstraZeneca publicly traded securities during the period 21 May 2020 through 20 November 2020. The complaints allege that defendants made materially false and misleading statements in connection with the development of AZD1222 (otherwise known as COVID-19 Vaccine AstraZeneca), a potential recombinant adenovirus vaccine for the prevention of COVID-19, and assert claims under sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and SEC Rule 10b-5.

Definiens

In Germany, in July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (Sellers) regarding the 2014 Share Purchase Agreement (SPA) between AstraZeneca and the Sellers. The Sellers claim they are owed approximately $140m in earn-outs under the SPA.  AstraZeneca disputes the claims of the Sellers. An oral hearing is scheduled for July 2022.

Government investigations/proceedings

Crestor

Qui tam litigation

In the US, in January and February 2014, AstraZeneca was served with lawsuits filed in the US District Court for the District of Delaware under the qui tam provisions of the federal False Claims Act and related state statutes, alleging that AstraZeneca directed certain employees to promote Crestor off-label and provided unlawful remuneration to physicians in connection with the promotion of Crestor. The Department of Justice and all US states declined to intervene in the lawsuits. In March 2019, AstraZeneca filed a motion to dismiss the complaint. In February 2020, the District Court partially granted AstraZeneca’s motion to dismiss. This matter has resolved and is now concluded.

Synagis

Investigations and Litigations

In the US, in June 2011, MedImmune received a demand from the US Attorney’s Office for the Southern District of New York requesting certain documents related to the sales and marketing activities of Synagis. In July 2011, MedImmune received a similar court order to produce documents from the Office of the Attorney General for the State of New York Medicaid and Fraud Control Unit pursuant to what the government attorneys advised was a joint investigation. In May 2012, MedImmune received a subpoena duces tecum from the Office of Attorney General for the State of Florida Medicaid and Fraud Control Unit requesting certain documents related to the sales and marketing activities of Synagis. MedImmune accepted receipt of these requests and coordinated with these agencies to provide the appropriate responses and cooperate with any related investigation.

In March 2017, the Attorney General for the State of New York filed a complaint in intervention in the US District Court for the Southern District of New York alleging that MedImmune inappropriately provided assistance to a single specialty care pharmacy. Neither the US Attorney’s Office for the Southern District of New York nor the Office of the Attorney General for the State of Florida sought to intervene or pursue litigation. In September 2018, the US District Court in New York denied MedImmune’s motion to dismiss the lawsuit brought by the Attorney General for the State of New York. In July 2020, this matter was resolved. This matter is now concluded.

In November 2017, MedImmune was served with an amended complaint in the US District Court for the Southern District of New York by a relator under the qui tam (whistle-blower) provisions of the federal and certain state False Claims Acts. The lawsuit was originally filed under seal in April 2009 and alleged that MedImmune made false claims about Synagis. In September 2018, the US District Court for the Southern District of New York dismissed the relator’s lawsuit. In January 2019, the relator appealed the decision of the US District Court. In March 2020, the United States Court of Appeals for the Second Circuit affirmed the US District Court’s decision dismissing the relator’s lawsuit with prejudice. This matter is now concluded.

Toprol-XL Louisiana Attorney General Litigation

In July 2020, the Louisiana First Circuit Court of Appeals (the Appellate Court) reversed and remanded a Louisiana state trial court (the Trial Court) ruling that had granted AstraZeneca’s motion for summary judgment and dismissed a state court complaint, brought by the Attorney General for the State of Louisiana, alleging that AstraZeneca engaged in unlawful monopolisation and unfair trade practices in connection with the enforcement of its Toprol-XL patents. In August 2020, AstraZeneca petitioned the Louisiana Supreme Court (the Supreme Court) to review the decision of the Appellate Court and reinstate the Trial Court’s summary judgment ruling. In December 2020, the Supreme Court granted AstraZeneca’s petition and agreed to review the Appellate Court’s decision. AstraZeneca filed its opening appellate brief with the Supreme Court in January 2021, and a decision on the merits of the appeal remains pending.

Iraqi Ministry of Health Anti-Corruption Probe

In the US, in July 2018, AstraZeneca, along with other companies, received an inquiry from the US Department of Justice (DOJ) pursuant to the Foreign Corrupt Practices Act in connection with an anticorruption investigation relating to activities in Iraq, including interactions with the Iraqi government. In August 2020, the DOJ notified AstraZeneca that it does not intend to institute an enforcement action and is closing the inquiry.

Vermont US Attorney Investigation

In the US, in April 2020, AstraZeneca received a Civil Investigative Demand from the US Attorney’s Office in Vermont and the Department of Justice, Civil Division, seeking documents and information relating to AstraZeneca’s relationships with electronic health-record vendors. AstraZeneca is co-operating with this enquiry.

US 340B Litigations and Proceedings

AstraZeneca is involved in several matters relating to its policy with regard to contract pharmacy recognition under the 340B Drug Pricing Program in the US. In October and November 2020, two lawsuits, one in the US District Court for the District of Columbia and one in the US District Court for the Northern District of California, were filed by covered entities and advocacy groups against the US Department of Health and Human Services, the US Health Resources and Services Administration as well as other US government agencies and their officials. The complaints allege, among other things, that these agencies should enforce an interpretation of the governing statute for the 340B Drug Pricing Program that would require drug manufacturers participating in the program to offer their drugs for purchase at statutorily capped rates by an unlimited number of contract pharmacies. AstraZeneca has sought to intervene in the lawsuits. Administrative Dispute Resolution (ADR) proceedings have also been initiated against AstraZeneca before the US Health Resources and Services Administration.

In addition, in January 2021, AstraZeneca filed a separate lawsuit in federal court in Delaware alleging that a recent Advisory Opinion issued by the Department of Health and Human Services violates the Administrative Procedure Act.

US Congressional

In January 2019, AstraZeneca received a letter from the US House of Representatives Committee on Oversight and Reform seeking information related to pricing practices for Crestor. Similar letters were sent to 11 other pharmaceutical manufacturers. We continue to cooperate with the inquiry and have produced certain responsive information.

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Tax

AstraZeneca considers whether it is probable that a taxation authority will accept an uncertain tax treatment. If it is concluded that it is not probable that the taxation authority will accept an uncertain tax treatment, where tax exposures can be quantified, an accrual is made based on either the most likely amount method or the expected value method depending on which method management expects to better predict the resolution of the uncertainty. Accruals can be built up over a long period of time but the ultimate resolution of tax exposures usually occurs at a point in time, and given the inherent uncertainties in assessing the outcomes of these exposures (which sometimes can be binary in nature), we could, in future periods, experience adjustments to these accruals that have a material positive or negative effect on our results in any particular period. Details of the movements in relation to material tax exposures are discussed below.

AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Accruals for tax contingencies require management to make key judgements with respect to the ultimate outcome of current and potential future tax audits, and actual results could vary from these estimates.

Transfer pricing and other international tax contingencies

The total net accrual included in the Group Financial Statements to cover the worldwide exposure to transfer pricing audits is $287m (2019:  $140m; 2018: $212m), an increase of $147m compared with 2019 mainly as a result of additional provisions for tax contingencies partially offset by reductions following the conclusion of tax authority review. These positions can be complex and judgemental. Therefore in determining the accrual, management has assessed their expectation of the ultimate resolution of the uncertainty, including settlement or litigation.

Management continues to believe that AstraZeneca’s positions on all its transfer pricing and other international tax audits and disputes are robust, and that AstraZeneca is appropriately provided, including consideration of whether corresponding relief will be available under Mutual Agreement procedures or unilaterally.

The European Commission (EC) issued its decision on the state aid review of UK Controlled Foreign Company Group Financing Exemption. The EC concluded that part of the UK measures was unlawful and have instructed recovery of the state aid. The UK Government and the Group have appealed the decision. Despite the nature of the complexities of the ruling in relation to the Group’s position, the complex tax legislation and taking into account the ongoing appeal, the Group does not expect any additional liability would be material.

For transfer pricing and other international tax matters where AstraZeneca and the tax authorities are in dispute, and the state aid matter, AstraZeneca estimates the potential for reasonably possible additional liabilities above and beyond the amount provided to be up to $251m (2019: $76m; 2018: $357m) including associated interest. Management believes that it is unlikely that these additional liabilities will arise. It is possible that some of these contingencies may change in the future to reflect progress in tax authority reviews, to the extent that any tax authority challenge is concluded, or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

Other tax contingencies

Included in the tax accrual is $727m (2019: $887m; 2018: $730m) relating to a number of other tax contingencies, a decrease of $160m mainly due to releases of tax contingencies following the expiry of the relevant statute of limitations and on the conclusion of tax authority review, partially offset by the impact of an additional year of transactions relating to contingencies for which accruals had already been established and exchange rate effects. The majority of the accrual relates to tax contingencies which are estimated using the expected value method and depend on AstraZeneca’s assessment of the likelihood of the approach taken by the tax authorities and could change in the future to reflect progress in tax authority reviews, the extent that any tax authority challenge is concluded, or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

For these other tax contingencies, AstraZeneca estimates the potential for reasonably possible additional losses above and beyond the amount provided to be up to $517m (2019:  $327m; 2018:  $253m) including associated interest. It is possible that some of these contingencies may reduce in the future if any tax authority challenge is concluded or matters lapse following expiry of the relevant statutes of limitation, resulting in a reduction in the tax charge in future periods.

Timing of cash flows and interest

It is not possible to estimate the timing of tax cash flows in relation to each outcome. It is anticipated that tax payments may be required in relation to a number of significant disputes which may be resolved over the next one to two years. AstraZeneca considers the accruals set out above to appropriately reflect the expected value of any final settlement. Some of the items discussed above are not currently within the scope of tax authority audits and may take longer to resolve.

Included within other receivables and payables is a net amount of interest arising on tax contingencies of $82m (2019: $90m; 2018: $116m).